UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

VIP Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,040.40	$ 3.34
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 1,040.00	$ 3.84
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 1,039.10	$ 4.60
Hypothetical A	$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R
Actual	$ 1,000.00	$ 1,039.20	$ 4.60
Hypothetical A	$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class
Actual	$ 1,000.00	$ 1,039.90	$ 4.00
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.91%
Service Class 2R	.91%
Investor Class	.79%

Semiannual Report

VIP Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.7	3.4
Genentech, Inc.	2.4	2.9
Berkshire Hathaway, Inc. Class A	2.3	2.2
EnCana Corp.	2.2	2.6
Schlumberger Ltd. (NY Shares)	1.7	1.1
Procter & Gamble Co.	1.6	1.5
Wells Fargo & Co.	1.6	0.8
America Movil SA de CV Series L sponsored ADR	1.5	1.4
Hewlett-Packard Co.	1.5	0.7
Valero Energy Corp.	1.4	1.2
	19.9
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	16.7
Information Technology	17.1	17.9
Energy	11.4	11.9
Health Care	9.9	14.3
Industrials	8.9	8.0
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *	As of December 31, 2005 **
Stocks 90.3%	Stocks 91.6%
Bonds 0.0%	Bonds 0.2%
Short-Term Investments and Net Other Assets 9.7%	Short-Term Investments and Net Other Assets 8.2%
*Foreign investments 26.6%	**Foreign investments 26.3%

Semiannual Report

VIP Contrafund Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.0%
LKQ Corp. (a)	21,600	$ 410,400
Automobiles - 0.8%
General Motors Corp. (d)	548,600	16,342,794
Harley-Davidson, Inc.	119,500	6,559,355
Honda Motor Co. Ltd.	385,400	12,263,428
Hyundai Motor Co.	21,100	1,792,621
Renault SA	59,900	6,436,423
Toyota Motor Corp.	2,044,800	106,932,817
		150,327,438
Distributors - 0.0%
Li & Fung Ltd.	4,444,000	8,983,847
Diversified Consumer Services - 0.0%
Laureate Education, Inc. (a)	35,300	1,504,839
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc.	556,599	16,074,579
Aristocrat Leisure Ltd. (d)	2,561,409	24,517,223
Chipotle Mexican Grill, Inc. Class A	309,050	18,836,598
Gaylord Entertainment Co. (a)	52,827	2,305,370
International Game Technology	280,600	10,645,964
Kerzner International Ltd. (a)	119,900	9,505,672
Las Vegas Sands Corp. (a)	864,900	67,341,114
Panera Bread Co. Class A (a)	943,036	63,409,741
Penn National Gaming, Inc. (a)	308,617	11,968,167
Starbucks Corp. (a)	1,646,500	62,171,840
Station Casinos, Inc.	673,100	45,824,648
Tim Hortons, Inc. (d)	368,400	9,486,300
William Hill PLC	1,906,742	22,094,241
Wynn Resorts Ltd. (a)	264,480	19,386,384
		383,567,841
Household Durables - 0.6%
Garmin Ltd.	378,444	39,903,135
KB Home	110,700	5,075,595
Matsushita Electric Industrial Co. Ltd.	1,127,900	23,832,527
Sharp Corp.	768,000	12,134,971
Sony Corp.	446,500	19,663,860
Whirlpool Corp.	49,700	4,107,705
		104,717,793
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	213,777	5,720,673
Expedia, Inc. (a)	366,500	5,486,505
Liberty Media Holding Corp. - Interactive Series A (a)	552,483	9,535,857
Submarino SA	219,500	4,408,445
VistaPrint Ltd.	299,800	8,016,652
		33,168,132
Leisure Equipment & Products - 0.0%
Aruze Corp.	55,400	1,205,558
Media - 1.6%
Focus Media Holding Ltd. ADR	179,970	11,726,845

	Shares	Value (Note 1)
Live Nation, Inc. (a)	173,500	$ 3,532,460
McGraw-Hill Companies, Inc.	334,560	16,804,949
News Corp. Class B	1,567,300	31,628,114
Sirius Satellite Radio, Inc. (a)(d)	1,895,800	9,005,050
The Walt Disney Co.	6,823,643	204,709,290
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
Thomson Corp.	121,300	4,673,576
		293,579,284
Multiline Retail - 0.6%
JCPenney Co., Inc.	466,300	31,479,913
Marks & Spencer Group PLC	6,236,753	67,711,544
Nordstrom, Inc.	234,900	8,573,850
Target Corp.	144,740	7,073,444
		114,838,751
Specialty Retail - 1.8%
Best Buy Co., Inc.	1,293,050	70,910,862
Circuit City Stores, Inc.	1,785,572	48,603,270
Inditex SA	225,500	9,513,398
J. Crew Group, Inc.	612,000	16,799,400
Limited Brands, Inc.	511,800	13,096,962
O'Reilly Automotive, Inc. (a)	44,800	1,397,312
Office Depot, Inc. (a)	2,108,160	80,110,080
Payless ShoeSource, Inc. (a)	201,800	5,482,906
Staples, Inc.	1,779,500	43,277,440
The Children's Place Retail Stores, Inc. (a)	44,126	2,649,766
TJX Companies, Inc.	1,878,500	42,942,510
Tractor Supply Co. (a)	65,901	3,642,348
Wet Seal, Inc. Class A (a)	518,565	2,530,597
		340,956,851
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	963,711	7,664,456
Coach, Inc. (a)	377,578	11,289,582
Delta Woodside Industries, Inc. (a)	22,175	3,770
Luxottica Group Spa sponsored ADR	59,800	1,622,374
Polo Ralph Lauren Corp. Class A	58,900	3,233,610
Puma AG	24,900	9,680,803
Under Armour, Inc. Class A (sub. vtg.)	172,900	7,368,998
VF Corp.	198,500	13,482,120
Wolverine World Wide, Inc.	57,900	1,350,807
		55,696,520
TOTAL CONSUMER DISCRETIONARY		1,488,957,254
CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	64,900	2,958,791
Diageo PLC sponsored ADR	1,081,900	73,082,345
InBev SA	65,817	3,228,806
PepsiCo, Inc.	3,442,780	206,704,511
The Coca-Cola Co.	2,675,103	115,082,931
		401,057,384
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	122,900	$ 7,021,277
Safeway, Inc.	88,200	2,293,200
Tesco PLC	3,372,990	20,836,635
Wal-Mart de Mexico SA de CV Series V	3,861,996	10,614,574
Wal-Mart Stores, Inc.	769,400	37,061,998
		77,827,684
Food Products - 1.1%
Campbell Soup Co.	104,800	3,889,128
General Mills, Inc.	83,400	4,308,444
Groupe Danone	353,740	44,956,293
Hershey Co.	889,200	48,968,244
Kellogg Co.	194,500	9,419,635
Nestle SA (Reg.)	133,771	42,018,866
Sara Lee Corp.	580,200	9,294,804
TreeHouse Foods, Inc. (a)	415,530	9,927,012
Wm. Wrigley Jr. Co.	582,450	26,419,932
		199,202,358
Household Products - 2.0%
Colgate-Palmolive Co.	1,430,500	85,686,950
Procter & Gamble Co. (d)	5,328,911	296,287,452
		381,974,402
Personal Products - 0.6%
Avon Products, Inc.	2,284,546	70,820,926
Estee Lauder Companies, Inc. Class A	275,100	10,638,117
Herbalife Ltd. (a)	571,800	22,814,820
		104,273,863
TOTAL CONSUMER STAPLES		1,164,335,691
ENERGY - 11.4%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	957,700	78,387,745
BJ Services Co.	111,700	4,161,942
Halliburton Co.	582,100	43,197,641
Hanover Compressor Co. (a)	49,698	933,328
Schlumberger Ltd. (NY Shares)	4,747,600	309,116,236
Smith International, Inc.	1,127,950	50,159,937
		485,956,829
Oil, Gas & Consumable Fuels - 8.8%
Addax Petroleum Corp.	373,700	9,992,784
BG Group PLC sponsored ADR	329,400	22,030,272
BP PLC sponsored ADR	739,732	51,492,745
Cameco Corp.	243,000	9,680,382
Canadian Natural Resources Ltd.	274,600	15,182,578
Canadian Oil Sands Trust unit	2,206,100	71,145,391
China Petroleum & Chemical Corp. sponsored ADR (d)	187,540	10,734,790
CONSOL Energy, Inc.	767,000	35,834,240
EnCana Corp.	7,910,084	416,514,143

	Shares	Value (Note 1)
EOG Resources, Inc.	846,700	$ 58,710,178
Exxon Mobil Corp.	2,182,300	133,884,105
Foundation Coal Holdings, Inc.	121,800	5,716,074
Goodrich Petroleum Corp. (a)	17,000	482,630
Hess Corp.	66,500	3,514,525
Highpine Oil & Gas Ltd. (a)(e)	99,500	1,657,888
Hugoton Royalty Trust	7	208
Husky Energy, Inc.	69,900	4,386,987
Imperial Oil Ltd.	290,100	10,597,759
Kerr-McGee Corp.	154,000	10,679,900
Murphy Oil Corp.	2,426,600	135,549,876
Noble Energy, Inc.	491,924	23,051,559
Occidental Petroleum Corp.	387,500	39,738,125
Peabody Energy Corp.	641,100	35,741,325
PetroChina Co. Ltd. sponsored ADR (d)	814,600	87,952,362
Petroleo Brasileiro SA Petrobras sponsored ADR	213,100	19,031,961
Sasol Ltd. sponsored ADR	362,900	14,022,456
Suncor Energy, Inc.	423,300	34,256,850
Talisman Energy, Inc.	2,023,400	35,309,354
Total SA sponsored ADR	296,738	19,442,274
Ultra Petroleum Corp. (a)	90,450	5,360,972
Valero Energy Corp.	3,941,979	262,220,443
Western Oil Sands, Inc. Class A (a)	597,900	16,571,733
XTO Energy, Inc.	530,800	23,498,516
		1,623,985,385
TOTAL ENERGY		2,109,942,214
FINANCIALS - 18.0%
Capital Markets - 0.9%
Charles Schwab Corp.	1,940,180	31,004,076
Goldman Sachs Group, Inc.	467,100	70,265,853
Lehman Brothers Holdings, Inc.	666,530	43,424,430
Mellon Financial Corp.	586,000	20,175,980
SEI Investments Co.	15,300	747,864
		165,618,203
Commercial Banks - 3.8%
Allied Irish Banks PLC	1,982,300	47,932,016
Anglo Irish Bank Corp. PLC	3,054,882	47,675,221
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	208,700	6,085,692
Bank of Ireland	665,487	11,953,811
Commerce Bancorp, Inc., New Jersey (d)	359,200	12,812,664
Compass Bancshares, Inc.	305,600	16,991,360
Home Bancshares, Inc.	21,400	485,780
HSBC Holdings PLC sponsored ADR (d)	283,417	25,039,892
M&T Bank Corp.	932,900	110,007,568
Marshall & Ilsley Corp.	97,300	4,450,502
National Australia Bank Ltd.	384,500	10,046,660
PNC Financial Services Group, Inc.	95,100	6,673,167
Royal Bank of Scotland Group PLC	1,484,400	48,814,492
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Shinhan Financial Group Co. Ltd.	170,180	$ 7,982,513
Standard Chartered PLC (United Kingdom)	387,500	9,460,448
SunTrust Banks, Inc.	154,700	11,797,422
Uniao de Bancos Brasileiros SA (Unibanco) GDR	230,800	15,322,812
Wells Fargo & Co.	4,367,400	292,965,192
Zions Bancorp	193,010	15,043,199
		701,540,411
Consumer Finance - 1.7%
American Express Co.	3,267,950	173,920,299
SLM Corp.	2,762,500	146,191,500
		320,111,799
Diversified Financial Services - 1.7%
Bank of America Corp.	2,268,700	109,124,470
Citigroup, Inc.	1,679,900	81,038,376
JPMorgan Chase & Co.	1,746,700	73,361,400
Moody's Corp.	890,200	48,480,292
		312,004,538
Insurance - 8.5%
ACE Ltd.	131,800	6,667,762
Admiral Group PLC	2,159,100	24,798,787
AFLAC, Inc.	246,600	11,429,910
Allstate Corp.	2,144,900	117,390,377
American International Group, Inc.	1,971,514	116,417,902
Assurant, Inc.	990,050	47,918,420
Axis Capital Holdings Ltd.	721,700	20,647,837
Berkshire Hathaway, Inc. Class A (a)	4,732	433,730,388
Cincinnati Financial Corp.	86,050	4,045,211
Everest Re Group Ltd.	875,380	75,781,647
Genworth Financial, Inc. Class A (non-vtg.)	1,371,500	47,783,060
Lincoln National Corp.	884,204	49,904,474
Loews Corp.	1,368,000	48,495,600
Markel Corp. (a)	12,550	4,354,850
MetLife, Inc.	2,517,700	128,931,417
MetLife, Inc. unit	1,019,484	28,107,174
Progressive Corp.	1,618,400	41,609,064
Prudential Financial, Inc.	1,600,800	124,382,160
SAFECO Corp.	66,800	3,764,180
StanCorp Financial Group, Inc.	321,200	16,352,292
The Chubb Corp.	2,198,900	109,725,110
The St. Paul Travelers Companies, Inc.	437,700	19,512,666
W.R. Berkley Corp.	1,559,062	53,210,786
White Mountains Insurance Group Ltd.	45,967	22,385,929
Zenith National Insurance Corp.	252,600	10,020,642
		1,567,367,645

	Shares	Value (Note 1)
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	391,742	$ 15,250,516
Equity Office Properties Trust	220,900	8,065,059
Equity Residential (SBI)	189,900	8,494,227
Vornado Realty Trust	272,400	26,572,620
		58,382,422
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	1,174,730	29,250,777
Mitsui Fudosan Co. Ltd.	496,000	10,771,772
		40,022,549
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	141,700	4,314,765
Countrywide Financial Corp.	274,800	10,464,384
Golden West Financial Corp., Delaware	2,103,100	156,050,020
Hudson City Bancorp, Inc.	469,000	6,251,770
		177,080,939
TOTAL FINANCIALS		3,342,128,506
HEALTH CARE - 9.9%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	63,800	2,304,456
Amylin Pharmaceuticals, Inc. (a)	618,436	30,532,185
Arena Pharmaceuticals, Inc. (a)	839,600	9,722,568
Celgene Corp. (a)	1,330,000	63,081,900
Genentech, Inc. (a)	5,460,550	446,672,990
Genmab AS (a)	164,400	5,300,543
Gilead Sciences, Inc. (a)	1,556,099	92,058,817
Hutchison China Meditech Ltd.	127	539
MannKind Corp. (a)(d)	864,426	18,420,918
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	1,134,290
Medarex, Inc. (a)	1,591,036	15,289,856
Myogen, Inc. (a)	230,124	6,673,596
Renovis, Inc. (a)	74,400	1,139,064
Tanox, Inc. (a)	296,123	4,095,381
Theravance, Inc. (a)	76,800	1,757,184
ViaCell, Inc. (a)	196,800	895,440
		699,079,727
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	138,800	13,678,740
Becton, Dickinson & Co.	129,500	7,916,335
C.R. Bard, Inc.	418,960	30,693,010
Conceptus, Inc. (a)	205,078	2,797,264
DENTSPLY International, Inc.	778,762	47,192,977
DexCom, Inc. (a)	252,340	3,426,777
Gen-Probe, Inc. (a)	533,100	28,776,738
Intuitive Surgical, Inc. (a)(d)	129,296	15,253,049
IRIS International, Inc. (a)	71,500	940,940
Kyphon, Inc. (a)	689,400	26,445,384
NeuroMetrix, Inc. (a)	87,600	2,668,296
Nobel Biocare Holding AG (Switzerland)	55,005	13,059,469
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Northstar Neuroscience, Inc.	221,225	$ 2,296,316
NuVasive, Inc. (a)	215,237	3,923,771
ResMed, Inc. (a)	622,000	29,202,900
St. Jude Medical, Inc. (a)	1,073,252	34,794,830
Viasys Healthcare, Inc. (a)	230,700	5,905,920
		268,972,716
Health Care Providers & Services - 1.4%
Aetna, Inc.	2,768,600	110,550,198
American Retirement Corp. (a)	88,200	2,890,314
Health Net, Inc. (a)	194,400	8,781,048
Nighthawk Radiology Holdings, Inc.	31,800	570,492
Patterson Companies, Inc. (a)	1,936,704	67,649,071
UnitedHealth Group, Inc.	1,141,760	51,128,013
VCA Antech, Inc. (a)	291,000	9,291,630
Visicu, Inc.	28,500	503,025
		251,363,791
Health Care Technology - 0.0%
Cerner Corp. (a)	11,900	441,609
Vital Images, Inc. (a)	153,122	3,782,113
		4,223,722
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	166,900	10,217,618
Exelixis, Inc. (a)	314,388	3,159,599
Pharmaceutical Product Development, Inc.	118,400	4,158,208
Thermo Electron Corp. (a)	564,400	20,453,856
		37,989,281
Pharmaceuticals - 3.1%
Aspreva Pharmaceuticals Corp. (a)	626,900	17,014,070
AstraZeneca PLC sponsored ADR	686,000	41,036,520
Barr Pharmaceuticals, Inc. (a)	27,400	1,306,706
Johnson & Johnson	984,900	59,015,208
Merck & Co., Inc.	1,641,750	59,808,953
New River Pharmaceuticals, Inc. (a)	101,800	2,901,300
Novartis AG sponsored ADR	1,537,400	82,896,608
Roche Holding AG (participation certificate)	1,560,186	257,925,227
Sanofi-Aventis sponsored ADR	859,689	41,866,854
Schering-Plough Corp.	150,300	2,860,209
Sepracor, Inc. (a)	35,400	2,022,756
Teva Pharmaceutical Industries Ltd. sponsored ADR	314,484	9,934,550
		578,588,961
TOTAL HEALTH CARE		1,840,218,198

	Shares	Value (Note 1)
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	65,000	$ 3,563,950
L-3 Communications Holdings, Inc.	3,300	248,886
Lockheed Martin Corp.	1,270,235	91,126,659
Northrop Grumman Corp.	203,200	13,016,992
Precision Castparts Corp.	73,100	4,368,456
Raytheon Co. warrants 6/16/11 (a)	27,068	342,410
The Boeing Co.	357,726	29,301,337
United Technologies Corp.	157,600	9,994,992
		151,963,682
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	2,660,277	141,792,764
Expeditors International of Washington, Inc.	52,280	2,928,203
FedEx Corp.	179,400	20,964,684
United Parcel Service, Inc. Class B	658,400	54,206,072
		219,891,723
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	273,688	4,658,170
Ryanair Holdings PLC sponsored ADR (a)	1,357,982	71,592,811
Southwest Airlines Co.	1,493,400	24,446,958
		100,697,939
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	858,750	28,433,213
Brady Corp. Class A	298,800	11,007,792
Cendant Corp.	231,400	3,769,506
Monster Worldwide, Inc. (a)	114,493	4,884,271
Robert Half International, Inc.	916,401	38,488,842
The Brink's Co.	194,200	10,954,822
		97,538,446
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	649,680	51,740,515
URS Corp. (a)	111,600	4,687,200
		56,427,715
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	1,211,253	112,549,629
Evergreen Solar, Inc. (a)	106,419	1,381,319
Q-Cells AG	307,459	25,863,510
Roper Industries, Inc.	201,100	9,401,425
SolarWorld AG (d)	277,200	17,399,939
Suntech Power Holdings Co. Ltd. sponsored ADR	498,300	14,076,975
Ultralife Batteries, Inc. (a)(d)	202,445	2,050,768
		182,723,565
Industrial Conglomerates - 0.9%
3M Co.	1,597,108	128,998,413
General Electric Co.	1,000	32,960
Hutchison Whampoa Ltd.	2,489,000	22,722,691
Siemens AG sponsored ADR	93,000	8,074,260
		159,828,324
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 2.6%
Bucyrus International, Inc. Class A	143,267	$ 7,234,984
Caterpillar, Inc.	936,297	69,735,401
Cummins, Inc.	316,900	38,741,025
Danaher Corp.	2,613,150	168,077,808
IDEX Corp.	751,512	35,471,366
Joy Global, Inc.	1,148,767	59,839,273
PACCAR, Inc.	1,191,143	98,126,360
		477,226,217
Marine - 0.1%
American Commercial Lines, Inc.	269,319	16,226,470
Road & Rail - 0.8%
Canadian National Railway Co.	1,318,300	57,583,363
CSX Corp.	30,100	2,120,244
Heartland Express, Inc.	641,157	11,470,299
Knight Transportation, Inc.	521,880	10,541,976
Landstar System, Inc.	763,944	36,081,075
Norfolk Southern Corp.	182,900	9,733,938
Swift Transportation Co., Inc. (a)	566,668	17,997,376
		145,528,271
Trading Companies & Distributors - 0.2%
Fastenal Co.	452,095	18,214,908
Mitsui & Co. Ltd.	1,743,000	24,616,019
		42,830,927
TOTAL INDUSTRIALS		1,650,883,279
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.5%
CommScope, Inc. (a)	80,100	2,516,742
Corning, Inc. (a)	1,248,500	30,201,215
ECI Telecom Ltd. (a)	728,700	5,873,322
F5 Networks, Inc. (a)	203,638	10,890,560
Harris Corp.	26,600	1,104,166
InterDigital Communication Corp. (a)	128,800	4,496,408
Motorola, Inc.	448,038	9,027,966
Nice Systems Ltd. sponsored ADR (a)	83,700	2,355,318
Nokia Corp. sponsored ADR	3,514,400	71,201,744
QUALCOMM, Inc.	3,425,400	137,255,778
TANDBERG Television ASA (a)	171,100	2,838,425
		277,761,644
Computers & Peripherals - 3.0%
Apple Computer, Inc. (a)	3,544,064	202,436,936
Dell, Inc. (a)	454,400	11,091,904
Hewlett-Packard Co.	8,994,400	284,942,592
Network Appliance, Inc. (a)	1,601,361	56,528,043
Seagate Technology	385,000	8,716,400
		563,715,875
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	84,100	2,654,196

	Shares	Value (Note 1)
Amphenol Corp. Class A	636,260	$ 35,605,110
FLIR Systems, Inc. (a)	265,867	5,865,026
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,567,113	28,210,776
Identix, Inc. (a)	51,200	357,888
Itron, Inc. (a)	176,709	10,471,775
Mettler-Toledo International, Inc. (a)	290,500	17,595,585
Motech Industries, Inc.	1,006,515	23,687,460
National Instruments Corp.	581,123	15,922,770
Viisage Technology, Inc. (a)	19,500	295,620
		140,666,206
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	1,701,783	61,587,527
Google, Inc. Class A (sub. vtg.) (a)	1,639,199	687,365,312
LoopNet, Inc. (a)	34,300	638,323
NetEase.com, Inc. sponsored ADR (a)(d)	428,300	9,563,939
Tom Online, Inc. sponsored ADR (a)(d)	157,300	3,035,890
WebSideStory, Inc. (a)	339,658	4,143,828
Yahoo!, Inc. (a)	5,260,681	173,602,473
		939,937,292
IT Services - 1.7%
Alliance Data Systems Corp. (a)	639,800	37,633,036
CheckFree Corp. (a)	458,602	22,728,315
Cognizant Technology Solutions Corp. Class A (a)	1,078,384	72,650,730
First Data Corp.	1,025,700	46,197,528
Global Payments, Inc.	42,500	2,063,375
Infosys Technologies Ltd. sponsored ADR	216,400	16,535,124
Mastercard, Inc. Class A	730,300	35,054,400
MoneyGram International, Inc.	143,700	4,878,615
Paychex, Inc.	486,286	18,955,428
SRA International, Inc. Class A (a)	1,209,800	32,216,974
The BISYS Group, Inc. (a)	265,200	3,633,240
VeriFone Holdings, Inc. (a)	835,500	25,466,040
		318,012,805
Office Electronics - 0.1%
Canon, Inc.	125,300	6,120,487
Zebra Technologies Corp. Class A (a)	66,200	2,261,392
		8,381,879
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	419,800	6,834,344
ASML Holding NV (NY Shares) (a)	853,900	17,265,858
Broadcom Corp. Class A (a)	1,819,726	54,682,766
FormFactor, Inc. (a)	378,909	16,910,709
Freescale Semiconductor, Inc. Class A (a)	47,500	1,377,500
Hittite Microwave Corp.	199,111	7,199,854
Lam Research Corp. (a)	1,199,814	55,935,329
Linear Technology Corp.	235,300	7,880,197
Marvell Technology Group Ltd. (a)	5,208,927	230,911,734
MathStar, Inc.	85,100	503,792
MEMC Electronic Materials, Inc. (a)	721,000	27,037,500
Microchip Technology, Inc.	205,200	6,884,460
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc. (a)	243,549	$ 2,881,185
National Semiconductor Corp.	1,330,900	31,741,965
Renewable Energy Corp. AS	345,000	4,933,402
Saifun Semiconductors Ltd.	193,500	5,543,775
Samsung Electronics Co. Ltd.	312,646	198,719,868
SiRF Technology Holdings, Inc. (a)	402,900	12,981,438
Zoran Corp. (a)	44,800	1,090,432
		691,316,108
Software - 1.2%
Adobe Systems, Inc. (a)	1,767,376	53,657,535
Amdocs Ltd. (a)	93,100	3,407,460
Citrix Systems, Inc. (a)	354,489	14,229,188
ECtel Ltd. (a)	17,984	79,130
Informatica Corp. (a)	176,200	2,318,792
Intuit, Inc. (a)	1,128,682	68,161,106
NAVTEQ Corp. (a)	609,620	27,237,822
NDS Group PLC sponsored ADR (a)	78,800	3,668,140
Salesforce.com, Inc. (a)	472,000	12,583,520
SAP AG sponsored ADR	698,100	36,664,212
		222,006,905
TOTAL INFORMATION TECHNOLOGY		3,161,798,714
MATERIALS - 6.8%
Chemicals - 1.3%
Arkema sponsored ADR (a)	24,213	935,832
Bayer AG	799,400	36,700,455
Celanese Corp. Class A	270,200	5,517,484
Ecolab, Inc.	1,859,571	75,461,391
Lonza Group AG	26,218	1,798,265
Monsanto Co.	356,300	29,996,897
Praxair, Inc.	1,473,928	79,592,112
Wacker Chemie AG	50,100	5,392,998
		235,395,434
Construction Materials - 0.0%
Rinker Group Ltd.	556,595	6,779,454
Containers & Packaging - 0.0%
Peak International Ltd. (a)	200,000	620,000
Metals & Mining - 5.5%
Aber Diamond Corp.	50	1,532
Agnico-Eagle Mines Ltd.	401,000	13,294,822
Allegheny Technologies, Inc.	122,363	8,472,414
Anglo American PLC ADR (d)	3,766,644	76,990,203
Bema Gold Corp. (a)	6,913,300	34,495,280
BHP Billiton Ltd. sponsored ADR	3,100,270	133,528,629
Companhia Vale do Rio Doce sponsored ADR	220,682	5,305,195
Compass Minerals International, Inc.	203,700	5,082,315
Eldorado Gold Corp. (a)	2,600,600	12,626,760

	Shares	Value (Note 1)
First Quantum Minerals Ltd.	233,600	$ 10,471,508
Gabriel Resources Ltd. (a)	2,392,800	6,194,743
Gerdau SA sponsored ADR	1,096,775	16,352,915
Glamis Gold Ltd. (a)	3,240,656	122,856,367
Goldcorp, Inc.	3,152,066	95,016,591
IPSCO, Inc.	520,140	49,796,078
Ivanhoe Mines Ltd. (a)	1,473,800	9,981,123
Lihir Gold Ltd. (a)	6,542,300	14,002,302
Meridian Gold, Inc. (a)	353,800	11,162,623
New Gold, Inc. (a)	398,600	3,549,300
New Gold, Inc. warrants 2/23/08 (a)	40,500	68,933
Newcrest Mining Ltd.	542,400	8,497,023
Newmont Mining Corp.	2,744,651	145,274,377
Novagold Resources, Inc. (a)	115,900	1,485,738
Nucor Corp.	967,200	52,470,600
Oregon Steel Mills, Inc. (a)	134,400	6,808,704
POSCO sponsored ADR	680,200	45,505,380
Rio Tinto PLC (Reg.)	2,149,503	112,693,051
Shore Gold, Inc. (a)	269,800	1,201,206
Steel Dynamics, Inc.	220,584	14,501,192
US Gold Corp. (subscription receipt) (a)(f)	583,200	5,859,544
		1,023,546,448
TOTAL MATERIALS		1,266,341,336
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,319,244	36,793,715
BT Group PLC sponsored ADR	191,500	8,481,535
Qwest Communications International, Inc. (a)	3,687,500	29,831,875
Telenor ASA	485,400	5,868,724
		80,975,849
Wireless Telecommunication Services - 2.6%
America Movil SA de CV Series L sponsored ADR	8,634,600	287,186,796
American Tower Corp. Class A (a)	369,475	11,498,062
China Mobile (Hong Kong) Ltd. sponsored ADR	762,500	21,815,125
Hutchison Telecommunications International Ltd. sponsored ADR (a)	211,800	5,064,138
Leap Wireless International, Inc. (a)	203,831	9,671,781
NII Holdings, Inc. (a)	2,671,806	150,636,422
		485,872,324
TOTAL TELECOMMUNICATION SERVICES		566,848,173
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp.	209,900	$ 11,928,617
FirstEnergy Corp.	246,100	13,341,081
		25,269,698
Gas Utilities - 0.1%
Southern Union Co. (d)	814,277	22,034,336
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	2,249,700	41,506,965
International Power PLC	814,200	4,284,296
TXU Corp.	214,300	12,812,997
		58,604,258
Multi-Utilities - 0.1%
National Grid PLC	1,510,100	16,339,082
Veolia Environnement	94,200	4,869,431
		21,208,513
TOTAL UTILITIES		127,116,805
TOTAL COMMON STOCKS (Cost $11,876,106,519)		16,718,570,170
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25%	794,300	14,543,633
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,178,303)		14,543,633
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 5.11% (b)	1,893,844,963	1,893,844,963
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	131,451,808	131,451,808
TOTAL MONEY MARKET FUNDS (Cost $2,025,296,771)	2,025,296,771
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $13,914,581,593)	18,758,410,574
NET OTHER ASSETS - (1.2)%	(222,746,692)
NET ASSETS - 100%	$ 18,535,663,882
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,657,888 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,492,834 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
US Gold Corp. (subscription receipt)	2/8/06	$ 2,624,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,441,990
Fidelity Securities Lending Cash Central Fund	1,558,969
Total	$ 40,000,959
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.4%
Canada	6.1%
United Kingdom	3.3%
Bermuda	2.6%
Switzerland	2.3%
Netherlands Antilles	1.7%
Mexico	1.6%
Japan	1.4%
Korea (South)	1.3%
Ireland	1.1%
Others (individually less than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $129,171,870) - See accompanying schedule: Unaffiliated issuers (cost $11,889,284,822)	$ 16,733,113,803
Affiliated Central Funds (cost $2,025,296,771)	2,025,296,771
Total Investments (cost $13,914,581,593)		$ 18,758,410,574
Cash		265,426
Foreign currency held at value (cost $608,661)		608,664
Receivable for investments sold		83,965,062
Receivable for fund shares sold		15,917,790
Dividends receivable		12,840,112
Interest receivable		8,511,655
Prepaid expenses		28,463
Other receivables		602,288
Total assets		18,881,150,034

Liabilities
Payable for investments purchased	$ 193,666,168
Payable for fund shares redeemed	8,923,915
Accrued management fee	8,443,030
Distribution fees payable	1,081,122
Other affiliated payables	1,333,142
Other payables and accrued expenses	586,967
Collateral on securities loaned, at value	131,451,808
Total liabilities		345,486,152

Net Assets		$ 18,535,663,882
Net Assets consist of:
Paid in capital		$ 12,750,359,659
Undistributed net investment income		57,487,138
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		884,051,643
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,843,765,442
Net Assets		$ 18,535,663,882

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($11,279,599,350 ÷ 354,435,900 shares)	$ 31.82

Service Class: Net Asset Value, offering price and redemption price per share ($2,641,337,075 ÷ 83,253,950 shares)	$ 31.73

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,369,869,673 ÷ 138,840,426 shares)	$ 31.47

Service Class 2R: Net Asset Value, offering price and redemption price per share ($23,038,292 ÷ 734,208 shares)	$ 31.38

Investor Class: Net Asset Value, offering price and redemption price per share $221,819,492 ÷ 6,983,162 shares)	$ 31.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Contrafund Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 82,887,190
Interest		526,635
Income from affiliated Central Funds (including $1,558,969 from security lending)		40,000,959
Total income		123,414,784

Expenses
Management fee	$ 51,430,056
Transfer agent fees	6,189,565
Distribution fees	6,184,080
Accounting and security lending fees	892,890
Independent trustees' compensation	34,411
Appreciation in deferred trustee compensation account	8,318
Custodian fees and expenses	843,497
Registration fees	85,937
Audit	78,652
Legal	103,453
Interest	17,744
Miscellaneous	368,974
Total expenses before reductions	66,237,577
Expense reductions	(949,972)	65,287,605
Net investment income (loss)		58,127,179
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $78,539)	905,954,714
Foreign currency transactions	314,841
Total net realized gain (loss)		906,269,555
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $65,498)	(284,143,033)
Assets and liabilities in foreign currencies	(45,837)
Total change in net unrealized appreciation (depreciation)		(284,188,870)
Net gain (loss)		622,080,685
Net increase (decrease) in net assets resulting from operations		$ 680,207,864

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,127,179	$ 85,893,455
Net realized gain (loss)	906,269,555	864,233,097
Change in net unrealized appreciation (depreciation)	(284,188,870)	1,358,561,074
Net increase (decrease) in net assets resulting from operations	680,207,864	2,308,687,626
Distributions to shareholders from net investment income	(84,638,964)	(34,307,236)
Distributions to shareholders from net realized gain	(162,212,467)	(2,452,648)
Total distributions	(246,851,431)	(36,759,884)
Share transactions - net increase (decrease)	1,143,350,828	1,801,725,122
Redemption fees	8,189	5,695
Total increase (decrease) in net assets	1,576,715,450	4,073,658,559

Net Assets
Beginning of period	16,958,948,432	12,885,289,873
End of period (including undistributed net investment income of $57,487,138 and undistributed net investment income of $84,552,685, respectively)	$ 18,535,663,882	$ 16,958,948,432

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss) E	.11	.18	.08	.07	.10	.16
Net realized and unrealized gain (loss)	1.13	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	1.24	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.16)	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.45)	(.09) H	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.82	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total Return B, C, D	4.04%	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	.65% A	.64%	.66%	.65%	.64%	.64%
Net investment income (loss)	.71% A	.66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,279,599	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss) E	.10	.16	.06	.05	.08	.14
Net realized and unrealized gain (loss)	1.13	4.30	3.47	5.04	(1.96)	(3.00)
Total from investment operations	1.23	4.46	3.53	5.09	(1.88)	(2.86)
Distributions from net investment income	(.14)	(.06)	(.06)	(.07)	(.14)	(.15)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.43)	(.06) H	(.06)	(.07)	(.14)	(.75)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.73	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total Return B, C, D	4.00%	16.85%	15.34%	28.35%	(9.42)%	(12.36)%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.76%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.75% A	.74%	.76%	.75%	.74%	.74%
Net investment income (loss)	.61% A	.56%	.25%	.24%	.39%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,641,337	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. HTotal distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss) E	.07	.11	.02	.02	.05	.10
Net realized and unrealized gain (loss)	1.12	4.27	3.45	5.02	(1.96)	(2.98)
Total from investment operations	1.19	4.38	3.47	5.04	(1.91)	(2.88)
Distributions from net investment income	(.12)	(.04)	(.05)	(.06)	(.14)	(.16)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.41)	(.04) H	(.05)	(.06)	(.14)	(.76)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.47	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total Return B, C, D	3.91%	16.65%	15.16%	28.20%	(9.60)%	(12.47)%
Ratios to Average Net Assets F
Expenses before reductions	.91% A	.91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.91% A	.91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	.90% A	.89%	.91%	.90%	.90%	.90%
Net investment income (loss)	.46% A	.40%	.10%	.09%	.24%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,369,870	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 30.61	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.07	.11	.02	.02	.03
Net realized and unrealized gain (loss)	1.12	4.27	3.44	5.01	(2.57)
Total from investment operations	1.19	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.13)	(.05)	(.07)	(.08)	-
Distributions from net realized gain	(.29)	(.01)	-	-	-
Total distributions	(.42)	(.06) I	(.07)	(.08)	-
Redemption fees added to paid in capitalE, H	-	-	-	-	-
Net asset value, end of period	$ 31.38	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	3.92%	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before reductions	.91% A	.91%	.93%	.93%	.96% A
Expenses net of fee waivers, if any	.91%A	.91%	.93%	.93%	.96% A
Expenses net of all reductions	.90%A	.89%	.91%	.90%	.92% A
Net investment income (loss)	.46%A	.39%	.10%	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,038	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	77%A	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distribution of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.09	.06
Net realized and unrealized gain (loss)	1.14	2.60
Total from investment operations	1.23	2.66
Distributions from net investment income	(.18)	-
Distributions from net realized gain	(.29)	-
Total distributions	(.47)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 31.76	$ 31.00
Total Return B, C, D	3.99%	9.39%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	.83% A
Expenses net of fee waivers, if any	.79% A	.83% A
Expenses net of all reductions	.77% A	.81% A
Net investment income (loss)	.58% A	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,819	$ 88,673
Portfolio turnover rate	77% A	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,996,203,567
Unrealized depreciation	(177,347,760)
Net unrealized appreciation (depreciation)	$ 4,818,855,807
Cost for federal income tax purposes	$ 13,939,554,767

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,959,089,312 and $6,378,846,229, respectively.

VIP Contrafund Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,321,947
Service Class 2	4,833,742
Service Class 2 R	28,391
$ 6,184,080

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,822,288
Service Class	882,033
Service Class 2	1,321,292
Service Class 2R	7,664
Investor Class	156,288
$ 6,189,565

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,193 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $25,348 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $120,240,000. The weighted average interest rate was 5.31%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $941,727 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,245.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 58,946,784	$ 27,596,709
Service Class	11,374,846	4,430,034
Service Class 2	13,554,670	2,265,082
Service Class 2R	91,830	15,411
Investor Class	670,834	-
Total	$ 84,638,964	$ 34,307,236
From net realized gain
Initial Class	$ 104,235,166	$ 1,724,794
Service Class	23,903,662	402,730
Service Class 2	32,757,120	323,583
Service Class 2R	204,851	1,541
Investor Class	1,111,668	-
Total	$ 162,212,467	$ 2,452,648

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Contrafund Portfolio

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	13,595,688	40,419,583	$ 435,092,294	$ 1,135,988,432
Reinvestment of distributions	5,248,696	1,094,903	163,181,950	29,321,503
Shares redeemed	(22,113,558)	(26,717,231)	(703,614,979)	(748,214,024)
Net increase (decrease)	(3,269,174)	14,797,255	$ (105,340,735)	$ 417,095,911
Service Class
Shares sold	6,112,766	13,881,593	$ 194,983,169	$ 390,402,116
Reinvestment of distributions	1,138,016	180,935	35,278,508	4,832,764
Shares redeemed	(4,938,251)	(12,721,990)	(156,448,616)	(341,955,975)
Net increase (decrease)	2,312,531	1,340,538	$ 73,813,061	$ 53,278,905
Service Class 2
Shares sold	38,767,070	49,771,629	$ 1,222,254,837	$ 1,404,920,897
Reinvestment of distributions	1,505,096	97,538	46,311,790	2,588,665
Shares redeemed	(7,262,939)	(6,228,028)	(227,802,075)	(172,711,539)
Net increase (decrease)	33,009,227	43,641,139	$ 1,040,764,552	$ 1,234,798,023
Service Class 2R
Shares sold	231,255	476,311	$ 7,251,270	$ 13,422,433
Reinvestment of distributions	9,670	640	296,681	16,952
Shares redeemed	(146,964)	(106,287)	(4,577,093)	(2,956,035)
Net increase (decrease)	93,961	370,664	$ 2,970,858	$ 10,483,350
Investor Class
Shares sold	4,180,035	2,862,608	$ 133,035,340	$ 86,146,173
Reinvestment of distributions	57,426	-	1,782,502	-
Shares redeemed	(114,327)	(2,580)	(3,674,750)	(77,240)
Net increase (decrease)	4,123,134	2,860,028	$ 131,143,092	$ 86,068,933

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0806
1.705691.108

Fidelity® Variable Insurance Products:

Contrafund® Portfolio - Service Class 2R

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

VIP Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,040.40	$ 3.34
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 1,040.00	$ 3.84
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 1,039.10	$ 4.60
Hypothetical A	$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R
Actual	$ 1,000.00	$ 1,039.20	$ 4.60
Hypothetical A	$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class
Actual	$ 1,000.00	$ 1,039.90	$ 4.00
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.91%
Service Class 2R	.91%
Investor Class	.79%

Semiannual Report

VIP Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.7	3.4
Genentech, Inc.	2.4	2.9
Berkshire Hathaway, Inc. Class A	2.3	2.2
EnCana Corp.	2.2	2.6
Schlumberger Ltd. (NY Shares)	1.7	1.1
Procter & Gamble Co.	1.6	1.5
Wells Fargo & Co.	1.6	0.8
America Movil SA de CV Series L sponsored ADR	1.5	1.4
Hewlett-Packard Co.	1.5	0.7
Valero Energy Corp.	1.4	1.2
	19.9
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	16.7
Information Technology	17.1	17.9
Energy	11.4	11.9
Health Care	9.9	14.3
Industrials	8.9	8.0
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 90.3%		Stocks 91.6%
	Bonds 0.0%		Bonds 0.2%
	Short-Term Investments and Net Other Assets 9.7%		Short-Term Investments and Net Other Assets 8.2%
*	Foreign investments 26.6%	*	Foreign investments 26.3%

Semiannual Report

VIP Contrafund Portfolio

Showing Percentage of Net Assets

Investments June 30, 2006 (Unaudited)

Common Stocks - 90.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.0%
LKQ Corp. (a)	21,600	$ 410,400
Automobiles - 0.8%
General Motors Corp. (d)	548,600	16,342,794
Harley-Davidson, Inc.	119,500	6,559,355
Honda Motor Co. Ltd.	385,400	12,263,428
Hyundai Motor Co.	21,100	1,792,621
Renault SA	59,900	6,436,423
Toyota Motor Corp.	2,044,800	106,932,817
		150,327,438
Distributors - 0.0%
Li & Fung Ltd.	4,444,000	8,983,847
Diversified Consumer Services - 0.0%
Laureate Education, Inc. (a)	35,300	1,504,839
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc.	556,599	16,074,579
Aristocrat Leisure Ltd. (d)	2,561,409	24,517,223
Chipotle Mexican Grill, Inc. Class A	309,050	18,836,598
Gaylord Entertainment Co. (a)	52,827	2,305,370
International Game Technology	280,600	10,645,964
Kerzner International Ltd. (a)	119,900	9,505,672
Las Vegas Sands Corp. (a)	864,900	67,341,114
Panera Bread Co. Class A (a)	943,036	63,409,741
Penn National Gaming, Inc. (a)	308,617	11,968,167
Starbucks Corp. (a)	1,646,500	62,171,840
Station Casinos, Inc.	673,100	45,824,648
Tim Hortons, Inc. (d)	368,400	9,486,300
William Hill PLC	1,906,742	22,094,241
Wynn Resorts Ltd. (a)	264,480	19,386,384
		383,567,841
Household Durables - 0.6%
Garmin Ltd.	378,444	39,903,135
KB Home	110,700	5,075,595
Matsushita Electric Industrial Co. Ltd.	1,127,900	23,832,527
Sharp Corp.	768,000	12,134,971
Sony Corp.	446,500	19,663,860
Whirlpool Corp.	49,700	4,107,705
		104,717,793
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	213,777	5,720,673
Expedia, Inc. (a)	366,500	5,486,505
Liberty Media Holding Corp. - Interactive Series A (a)	552,483	9,535,857
Submarino SA	219,500	4,408,445
VistaPrint Ltd.	299,800	8,016,652
		33,168,132
Leisure Equipment & Products - 0.0%
Aruze Corp.	55,400	1,205,558
Media - 1.6%
Focus Media Holding Ltd. ADR	179,970	11,726,845

	Shares	Value (Note 1)
Live Nation, Inc. (a)	173,500	$ 3,532,460
McGraw-Hill Companies, Inc.	334,560	16,804,949
News Corp. Class B	1,567,300	31,628,114
Sirius Satellite Radio, Inc. (a)(d)	1,895,800	9,005,050
The Walt Disney Co.	6,823,643	204,709,290
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
Thomson Corp.	121,300	4,673,576
		293,579,284
Multiline Retail - 0.6%
JCPenney Co., Inc.	466,300	31,479,913
Marks & Spencer Group PLC	6,236,753	67,711,544
Nordstrom, Inc.	234,900	8,573,850
Target Corp.	144,740	7,073,444
		114,838,751
Specialty Retail - 1.8%
Best Buy Co., Inc.	1,293,050	70,910,862
Circuit City Stores, Inc.	1,785,572	48,603,270
Inditex SA	225,500	9,513,398
J. Crew Group, Inc.	612,000	16,799,400
Limited Brands, Inc.	511,800	13,096,962
O'Reilly Automotive, Inc. (a)	44,800	1,397,312
Office Depot, Inc. (a)	2,108,160	80,110,080
Payless ShoeSource, Inc. (a)	201,800	5,482,906
Staples, Inc.	1,779,500	43,277,440
The Children's Place Retail Stores, Inc. (a)	44,126	2,649,766
TJX Companies, Inc.	1,878,500	42,942,510
Tractor Supply Co. (a)	65,901	3,642,348
Wet Seal, Inc. Class A (a)	518,565	2,530,597
		340,956,851
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	963,711	7,664,456
Coach, Inc. (a)	377,578	11,289,582
Delta Woodside Industries, Inc. (a)	22,175	3,770
Luxottica Group Spa sponsored ADR	59,800	1,622,374
Polo Ralph Lauren Corp. Class A	58,900	3,233,610
Puma AG	24,900	9,680,803
Under Armour, Inc. Class A (sub. vtg.)	172,900	7,368,998
VF Corp.	198,500	13,482,120
Wolverine World Wide, Inc.	57,900	1,350,807
		55,696,520
TOTAL CONSUMER DISCRETIONARY		1,488,957,254
CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	64,900	2,958,791
Diageo PLC sponsored ADR	1,081,900	73,082,345
InBev SA	65,817	3,228,806
PepsiCo, Inc.	3,442,780	206,704,511
The Coca-Cola Co.	2,675,103	115,082,931
		401,057,384
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	122,900	$ 7,021,277
Safeway, Inc.	88,200	2,293,200
Tesco PLC	3,372,990	20,836,635
Wal-Mart de Mexico SA de CV Series V	3,861,996	10,614,574
Wal-Mart Stores, Inc.	769,400	37,061,998
		77,827,684
Food Products - 1.1%
Campbell Soup Co.	104,800	3,889,128
General Mills, Inc.	83,400	4,308,444
Groupe Danone	353,740	44,956,293
Hershey Co.	889,200	48,968,244
Kellogg Co.	194,500	9,419,635
Nestle SA (Reg.)	133,771	42,018,866
Sara Lee Corp.	580,200	9,294,804
TreeHouse Foods, Inc. (a)	415,530	9,927,012
Wm. Wrigley Jr. Co.	582,450	26,419,932
		199,202,358
Household Products - 2.0%
Colgate-Palmolive Co.	1,430,500	85,686,950
Procter & Gamble Co. (d)	5,328,911	296,287,452
		381,974,402
Personal Products - 0.6%
Avon Products, Inc.	2,284,546	70,820,926
Estee Lauder Companies, Inc. Class A	275,100	10,638,117
Herbalife Ltd. (a)	571,800	22,814,820
		104,273,863
TOTAL CONSUMER STAPLES		1,164,335,691
ENERGY - 11.4%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	957,700	78,387,745
BJ Services Co.	111,700	4,161,942
Halliburton Co.	582,100	43,197,641
Hanover Compressor Co. (a)	49,698	933,328
Schlumberger Ltd. (NY Shares)	4,747,600	309,116,236
Smith International, Inc.	1,127,950	50,159,937
		485,956,829
Oil, Gas & Consumable Fuels - 8.8%
Addax Petroleum Corp.	373,700	9,992,784
BG Group PLC sponsored ADR	329,400	22,030,272
BP PLC sponsored ADR	739,732	51,492,745
Cameco Corp.	243,000	9,680,382
Canadian Natural Resources Ltd.	274,600	15,182,578
Canadian Oil Sands Trust unit	2,206,100	71,145,391
China Petroleum & Chemical Corp. sponsored ADR (d)	187,540	10,734,790
CONSOL Energy, Inc.	767,000	35,834,240
EnCana Corp.	7,910,084	416,514,143

	Shares	Value (Note 1)
EOG Resources, Inc.	846,700	$ 58,710,178
Exxon Mobil Corp.	2,182,300	133,884,105
Foundation Coal Holdings, Inc.	121,800	5,716,074
Goodrich Petroleum Corp. (a)	17,000	482,630
Hess Corp.	66,500	3,514,525
Highpine Oil & Gas Ltd. (a)(e)	99,500	1,657,888
Hugoton Royalty Trust	7	208
Husky Energy, Inc.	69,900	4,386,987
Imperial Oil Ltd.	290,100	10,597,759
Kerr-McGee Corp.	154,000	10,679,900
Murphy Oil Corp.	2,426,600	135,549,876
Noble Energy, Inc.	491,924	23,051,559
Occidental Petroleum Corp.	387,500	39,738,125
Peabody Energy Corp.	641,100	35,741,325
PetroChina Co. Ltd. sponsored ADR (d)	814,600	87,952,362
Petroleo Brasileiro SA Petrobras sponsored ADR	213,100	19,031,961
Sasol Ltd. sponsored ADR	362,900	14,022,456
Suncor Energy, Inc.	423,300	34,256,850
Talisman Energy, Inc.	2,023,400	35,309,354
Total SA sponsored ADR	296,738	19,442,274
Ultra Petroleum Corp. (a)	90,450	5,360,972
Valero Energy Corp.	3,941,979	262,220,443
Western Oil Sands, Inc. Class A (a)	597,900	16,571,733
XTO Energy, Inc.	530,800	23,498,516
		1,623,985,385
TOTAL ENERGY		2,109,942,214
FINANCIALS - 18.0%
Capital Markets - 0.9%
Charles Schwab Corp.	1,940,180	31,004,076
Goldman Sachs Group, Inc.	467,100	70,265,853
Lehman Brothers Holdings, Inc.	666,530	43,424,430
Mellon Financial Corp.	586,000	20,175,980
SEI Investments Co.	15,300	747,864
		165,618,203
Commercial Banks - 3.8%
Allied Irish Banks PLC	1,982,300	47,932,016
Anglo Irish Bank Corp. PLC	3,054,882	47,675,221
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	208,700	6,085,692
Bank of Ireland	665,487	11,953,811
Commerce Bancorp, Inc., New Jersey (d)	359,200	12,812,664
Compass Bancshares, Inc.	305,600	16,991,360
Home Bancshares, Inc.	21,400	485,780
HSBC Holdings PLC sponsored ADR (d)	283,417	25,039,892
M&T Bank Corp.	932,900	110,007,568
Marshall & Ilsley Corp.	97,300	4,450,502
National Australia Bank Ltd.	384,500	10,046,660
PNC Financial Services Group, Inc.	95,100	6,673,167
Royal Bank of Scotland Group PLC	1,484,400	48,814,492
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Shinhan Financial Group Co. Ltd.	170,180	$ 7,982,513
Standard Chartered PLC (United Kingdom)	387,500	9,460,448
SunTrust Banks, Inc.	154,700	11,797,422
Uniao de Bancos Brasileiros SA (Unibanco) GDR	230,800	15,322,812
Wells Fargo & Co.	4,367,400	292,965,192
Zions Bancorp	193,010	15,043,199
		701,540,411
Consumer Finance - 1.7%
American Express Co.	3,267,950	173,920,299
SLM Corp.	2,762,500	146,191,500
		320,111,799
Diversified Financial Services - 1.7%
Bank of America Corp.	2,268,700	109,124,470
Citigroup, Inc.	1,679,900	81,038,376
JPMorgan Chase & Co.	1,746,700	73,361,400
Moody's Corp.	890,200	48,480,292
		312,004,538
Insurance - 8.5%
ACE Ltd.	131,800	6,667,762
Admiral Group PLC	2,159,100	24,798,787
AFLAC, Inc.	246,600	11,429,910
Allstate Corp.	2,144,900	117,390,377
American International Group, Inc.	1,971,514	116,417,902
Assurant, Inc.	990,050	47,918,420
Axis Capital Holdings Ltd.	721,700	20,647,837
Berkshire Hathaway, Inc. Class A (a)	4,732	433,730,388
Cincinnati Financial Corp.	86,050	4,045,211
Everest Re Group Ltd.	875,380	75,781,647
Genworth Financial, Inc. Class A (non-vtg.)	1,371,500	47,783,060
Lincoln National Corp.	884,204	49,904,474
Loews Corp.	1,368,000	48,495,600
Markel Corp. (a)	12,550	4,354,850
MetLife, Inc.	2,517,700	128,931,417
MetLife, Inc. unit	1,019,484	28,107,174
Progressive Corp.	1,618,400	41,609,064
Prudential Financial, Inc.	1,600,800	124,382,160
SAFECO Corp.	66,800	3,764,180
StanCorp Financial Group, Inc.	321,200	16,352,292
The Chubb Corp.	2,198,900	109,725,110
The St. Paul Travelers Companies, Inc.	437,700	19,512,666
W.R. Berkley Corp.	1,559,062	53,210,786
White Mountains Insurance Group Ltd.	45,967	22,385,929
Zenith National Insurance Corp.	252,600	10,020,642
		1,567,367,645

	Shares	Value (Note 1)
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	391,742	$ 15,250,516
Equity Office Properties Trust	220,900	8,065,059
Equity Residential (SBI)	189,900	8,494,227
Vornado Realty Trust	272,400	26,572,620
		58,382,422
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	1,174,730	29,250,777
Mitsui Fudosan Co. Ltd.	496,000	10,771,772
		40,022,549
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	141,700	4,314,765
Countrywide Financial Corp.	274,800	10,464,384
Golden West Financial Corp., Delaware	2,103,100	156,050,020
Hudson City Bancorp, Inc.	469,000	6,251,770
		177,080,939
TOTAL FINANCIALS		3,342,128,506
HEALTH CARE - 9.9%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	63,800	2,304,456
Amylin Pharmaceuticals, Inc. (a)	618,436	30,532,185
Arena Pharmaceuticals, Inc. (a)	839,600	9,722,568
Celgene Corp. (a)	1,330,000	63,081,900
Genentech, Inc. (a)	5,460,550	446,672,990
Genmab AS (a)	164,400	5,300,543
Gilead Sciences, Inc. (a)	1,556,099	92,058,817
Hutchison China Meditech Ltd.	127	539
MannKind Corp. (a)(d)	864,426	18,420,918
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	1,134,290
Medarex, Inc. (a)	1,591,036	15,289,856
Myogen, Inc. (a)	230,124	6,673,596
Renovis, Inc. (a)	74,400	1,139,064
Tanox, Inc. (a)	296,123	4,095,381
Theravance, Inc. (a)	76,800	1,757,184
ViaCell, Inc. (a)	196,800	895,440
		699,079,727
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	138,800	13,678,740
Becton, Dickinson & Co.	129,500	7,916,335
C.R. Bard, Inc.	418,960	30,693,010
Conceptus, Inc. (a)	205,078	2,797,264
DENTSPLY International, Inc.	778,762	47,192,977
DexCom, Inc. (a)	252,340	3,426,777
Gen-Probe, Inc. (a)	533,100	28,776,738
Intuitive Surgical, Inc. (a)(d)	129,296	15,253,049
IRIS International, Inc. (a)	71,500	940,940
Kyphon, Inc. (a)	689,400	26,445,384
NeuroMetrix, Inc. (a)	87,600	2,668,296
Nobel Biocare Holding AG (Switzerland)	55,005	13,059,469
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Northstar Neuroscience, Inc.	221,225	$ 2,296,316
NuVasive, Inc. (a)	215,237	3,923,771
ResMed, Inc. (a)	622,000	29,202,900
St. Jude Medical, Inc. (a)	1,073,252	34,794,830
Viasys Healthcare, Inc. (a)	230,700	5,905,920
		268,972,716
Health Care Providers & Services - 1.4%
Aetna, Inc.	2,768,600	110,550,198
American Retirement Corp. (a)	88,200	2,890,314
Health Net, Inc. (a)	194,400	8,781,048
Nighthawk Radiology Holdings, Inc.	31,800	570,492
Patterson Companies, Inc. (a)	1,936,704	67,649,071
UnitedHealth Group, Inc.	1,141,760	51,128,013
VCA Antech, Inc. (a)	291,000	9,291,630
Visicu, Inc.	28,500	503,025
		251,363,791
Health Care Technology - 0.0%
Cerner Corp. (a)	11,900	441,609
Vital Images, Inc. (a)	153,122	3,782,113
		4,223,722
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	166,900	10,217,618
Exelixis, Inc. (a)	314,388	3,159,599
Pharmaceutical Product Development, Inc.	118,400	4,158,208
Thermo Electron Corp. (a)	564,400	20,453,856
		37,989,281
Pharmaceuticals - 3.1%
Aspreva Pharmaceuticals Corp. (a)	626,900	17,014,070
AstraZeneca PLC sponsored ADR	686,000	41,036,520
Barr Pharmaceuticals, Inc. (a)	27,400	1,306,706
Johnson & Johnson	984,900	59,015,208
Merck & Co., Inc.	1,641,750	59,808,953
New River Pharmaceuticals, Inc. (a)	101,800	2,901,300
Novartis AG sponsored ADR	1,537,400	82,896,608
Roche Holding AG (participation certificate)	1,560,186	257,925,227
Sanofi-Aventis sponsored ADR	859,689	41,866,854
Schering-Plough Corp.	150,300	2,860,209
Sepracor, Inc. (a)	35,400	2,022,756
Teva Pharmaceutical Industries Ltd. sponsored ADR	314,484	9,934,550
		578,588,961
TOTAL HEALTH CARE		1,840,218,198

	Shares	Value (Note 1)
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	65,000	$ 3,563,950
L-3 Communications Holdings, Inc.	3,300	248,886
Lockheed Martin Corp.	1,270,235	91,126,659
Northrop Grumman Corp.	203,200	13,016,992
Precision Castparts Corp.	73,100	4,368,456
Raytheon Co. warrants 6/16/11 (a)	27,068	342,410
The Boeing Co.	357,726	29,301,337
United Technologies Corp.	157,600	9,994,992
		151,963,682
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	2,660,277	141,792,764
Expeditors International of Washington, Inc.	52,280	2,928,203
FedEx Corp.	179,400	20,964,684
United Parcel Service, Inc. Class B	658,400	54,206,072
		219,891,723
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	273,688	4,658,170
Ryanair Holdings PLC sponsored ADR (a)	1,357,982	71,592,811
Southwest Airlines Co.	1,493,400	24,446,958
		100,697,939
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	858,750	28,433,213
Brady Corp. Class A	298,800	11,007,792
Cendant Corp.	231,400	3,769,506
Monster Worldwide, Inc. (a)	114,493	4,884,271
Robert Half International, Inc.	916,401	38,488,842
The Brink's Co.	194,200	10,954,822
		97,538,446
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	649,680	51,740,515
URS Corp. (a)	111,600	4,687,200
		56,427,715
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	1,211,253	112,549,629
Evergreen Solar, Inc. (a)	106,419	1,381,319
Q-Cells AG	307,459	25,863,510
Roper Industries, Inc.	201,100	9,401,425
SolarWorld AG (d)	277,200	17,399,939
Suntech Power Holdings Co. Ltd. sponsored ADR	498,300	14,076,975
Ultralife Batteries, Inc. (a)(d)	202,445	2,050,768
		182,723,565
Industrial Conglomerates - 0.9%
3M Co.	1,597,108	128,998,413
General Electric Co.	1,000	32,960
Hutchison Whampoa Ltd.	2,489,000	22,722,691
Siemens AG sponsored ADR	93,000	8,074,260
		159,828,324
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 2.6%
Bucyrus International, Inc. Class A	143,267	$ 7,234,984
Caterpillar, Inc.	936,297	69,735,401
Cummins, Inc.	316,900	38,741,025
Danaher Corp.	2,613,150	168,077,808
IDEX Corp.	751,512	35,471,366
Joy Global, Inc.	1,148,767	59,839,273
PACCAR, Inc.	1,191,143	98,126,360
		477,226,217
Marine - 0.1%
American Commercial Lines, Inc.	269,319	16,226,470
Road & Rail - 0.8%
Canadian National Railway Co.	1,318,300	57,583,363
CSX Corp.	30,100	2,120,244
Heartland Express, Inc.	641,157	11,470,299
Knight Transportation, Inc.	521,880	10,541,976
Landstar System, Inc.	763,944	36,081,075
Norfolk Southern Corp.	182,900	9,733,938
Swift Transportation Co., Inc. (a)	566,668	17,997,376
		145,528,271
Trading Companies & Distributors - 0.2%
Fastenal Co.	452,095	18,214,908
Mitsui & Co. Ltd.	1,743,000	24,616,019
		42,830,927
TOTAL INDUSTRIALS		1,650,883,279
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.5%
CommScope, Inc. (a)	80,100	2,516,742
Corning, Inc. (a)	1,248,500	30,201,215
ECI Telecom Ltd. (a)	728,700	5,873,322
F5 Networks, Inc. (a)	203,638	10,890,560
Harris Corp.	26,600	1,104,166
InterDigital Communication Corp. (a)	128,800	4,496,408
Motorola, Inc.	448,038	9,027,966
Nice Systems Ltd. sponsored ADR (a)	83,700	2,355,318
Nokia Corp. sponsored ADR	3,514,400	71,201,744
QUALCOMM, Inc.	3,425,400	137,255,778
TANDBERG Television ASA (a)	171,100	2,838,425
		277,761,644
Computers & Peripherals - 3.0%
Apple Computer, Inc. (a)	3,544,064	202,436,936
Dell, Inc. (a)	454,400	11,091,904
Hewlett-Packard Co.	8,994,400	284,942,592
Network Appliance, Inc. (a)	1,601,361	56,528,043
Seagate Technology	385,000	8,716,400
		563,715,875
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	84,100	2,654,196

	Shares	Value (Note 1)
Amphenol Corp. Class A	636,260	$ 35,605,110
FLIR Systems, Inc. (a)	265,867	5,865,026
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,567,113	28,210,776
Identix, Inc. (a)	51,200	357,888
Itron, Inc. (a)	176,709	10,471,775
Mettler-Toledo International, Inc. (a)	290,500	17,595,585
Motech Industries, Inc.	1,006,515	23,687,460
National Instruments Corp.	581,123	15,922,770
Viisage Technology, Inc. (a)	19,500	295,620
		140,666,206
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	1,701,783	61,587,527
Google, Inc. Class A (sub. vtg.) (a)	1,639,199	687,365,312
LoopNet, Inc. (a)	34,300	638,323
NetEase.com, Inc. sponsored ADR (a)(d)	428,300	9,563,939
Tom Online, Inc. sponsored ADR (a)(d)	157,300	3,035,890
WebSideStory, Inc. (a)	339,658	4,143,828
Yahoo!, Inc. (a)	5,260,681	173,602,473
		939,937,292
IT Services - 1.7%
Alliance Data Systems Corp. (a)	639,800	37,633,036
CheckFree Corp. (a)	458,602	22,728,315
Cognizant Technology Solutions Corp. Class A (a)	1,078,384	72,650,730
First Data Corp.	1,025,700	46,197,528
Global Payments, Inc.	42,500	2,063,375
Infosys Technologies Ltd. sponsored ADR	216,400	16,535,124
Mastercard, Inc. Class A	730,300	35,054,400
MoneyGram International, Inc.	143,700	4,878,615
Paychex, Inc.	486,286	18,955,428
SRA International, Inc. Class A (a)	1,209,800	32,216,974
The BISYS Group, Inc. (a)	265,200	3,633,240
VeriFone Holdings, Inc. (a)	835,500	25,466,040
		318,012,805
Office Electronics - 0.1%
Canon, Inc.	125,300	6,120,487
Zebra Technologies Corp. Class A (a)	66,200	2,261,392
		8,381,879
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	419,800	6,834,344
ASML Holding NV (NY Shares) (a)	853,900	17,265,858
Broadcom Corp. Class A (a)	1,819,726	54,682,766
FormFactor, Inc. (a)	378,909	16,910,709
Freescale Semiconductor, Inc. Class A (a)	47,500	1,377,500
Hittite Microwave Corp.	199,111	7,199,854
Lam Research Corp. (a)	1,199,814	55,935,329
Linear Technology Corp.	235,300	7,880,197
Marvell Technology Group Ltd. (a)	5,208,927	230,911,734
MathStar, Inc.	85,100	503,792
MEMC Electronic Materials, Inc. (a)	721,000	27,037,500
Microchip Technology, Inc.	205,200	6,884,460
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc. (a)	243,549	$ 2,881,185
National Semiconductor Corp.	1,330,900	31,741,965
Renewable Energy Corp. AS	345,000	4,933,402
Saifun Semiconductors Ltd.	193,500	5,543,775
Samsung Electronics Co. Ltd.	312,646	198,719,868
SiRF Technology Holdings, Inc. (a)	402,900	12,981,438
Zoran Corp. (a)	44,800	1,090,432
		691,316,108
Software - 1.2%
Adobe Systems, Inc. (a)	1,767,376	53,657,535
Amdocs Ltd. (a)	93,100	3,407,460
Citrix Systems, Inc. (a)	354,489	14,229,188
ECtel Ltd. (a)	17,984	79,130
Informatica Corp. (a)	176,200	2,318,792
Intuit, Inc. (a)	1,128,682	68,161,106
NAVTEQ Corp. (a)	609,620	27,237,822
NDS Group PLC sponsored ADR (a)	78,800	3,668,140
Salesforce.com, Inc. (a)	472,000	12,583,520
SAP AG sponsored ADR	698,100	36,664,212
		222,006,905
TOTAL INFORMATION TECHNOLOGY		3,161,798,714
MATERIALS - 6.8%
Chemicals - 1.3%
Arkema sponsored ADR (a)	24,213	935,832
Bayer AG	799,400	36,700,455
Celanese Corp. Class A	270,200	5,517,484
Ecolab, Inc.	1,859,571	75,461,391
Lonza Group AG	26,218	1,798,265
Monsanto Co.	356,300	29,996,897
Praxair, Inc.	1,473,928	79,592,112
Wacker Chemie AG	50,100	5,392,998
		235,395,434
Construction Materials - 0.0%
Rinker Group Ltd.	556,595	6,779,454
Containers & Packaging - 0.0%
Peak International Ltd. (a)	200,000	620,000
Metals & Mining - 5.5%
Aber Diamond Corp.	50	1,532
Agnico-Eagle Mines Ltd.	401,000	13,294,822
Allegheny Technologies, Inc.	122,363	8,472,414
Anglo American PLC ADR (d)	3,766,644	76,990,203
Bema Gold Corp. (a)	6,913,300	34,495,280
BHP Billiton Ltd. sponsored ADR	3,100,270	133,528,629
Companhia Vale do Rio Doce sponsored ADR	220,682	5,305,195
Compass Minerals International, Inc.	203,700	5,082,315
Eldorado Gold Corp. (a)	2,600,600	12,626,760

	Shares	Value (Note 1)
First Quantum Minerals Ltd.	233,600	$ 10,471,508
Gabriel Resources Ltd. (a)	2,392,800	6,194,743
Gerdau SA sponsored ADR	1,096,775	16,352,915
Glamis Gold Ltd. (a)	3,240,656	122,856,367
Goldcorp, Inc.	3,152,066	95,016,591
IPSCO, Inc.	520,140	49,796,078
Ivanhoe Mines Ltd. (a)	1,473,800	9,981,123
Lihir Gold Ltd. (a)	6,542,300	14,002,302
Meridian Gold, Inc. (a)	353,800	11,162,623
New Gold, Inc. (a)	398,600	3,549,300
New Gold, Inc. warrants 2/23/08 (a)	40,500	68,933
Newcrest Mining Ltd.	542,400	8,497,023
Newmont Mining Corp.	2,744,651	145,274,377
Novagold Resources, Inc. (a)	115,900	1,485,738
Nucor Corp.	967,200	52,470,600
Oregon Steel Mills, Inc. (a)	134,400	6,808,704
POSCO sponsored ADR	680,200	45,505,380
Rio Tinto PLC (Reg.)	2,149,503	112,693,051
Shore Gold, Inc. (a)	269,800	1,201,206
Steel Dynamics, Inc.	220,584	14,501,192
US Gold Corp. (subscription receipt) (a)(f)	583,200	5,859,544
		1,023,546,448
TOTAL MATERIALS		1,266,341,336
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,319,244	36,793,715
BT Group PLC sponsored ADR	191,500	8,481,535
Qwest Communications International, Inc. (a)	3,687,500	29,831,875
Telenor ASA	485,400	5,868,724
		80,975,849
Wireless Telecommunication Services - 2.6%
America Movil SA de CV Series L sponsored ADR	8,634,600	287,186,796
American Tower Corp. Class A (a)	369,475	11,498,062
China Mobile (Hong Kong) Ltd. sponsored ADR	762,500	21,815,125
Hutchison Telecommunications International Ltd. sponsored ADR (a)	211,800	5,064,138
Leap Wireless International, Inc. (a)	203,831	9,671,781
NII Holdings, Inc. (a)	2,671,806	150,636,422
		485,872,324
TOTAL TELECOMMUNICATION SERVICES		566,848,173
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp.	209,900	$ 11,928,617
FirstEnergy Corp.	246,100	13,341,081
		25,269,698
Gas Utilities - 0.1%
Southern Union Co. (d)	814,277	22,034,336
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	2,249,700	41,506,965
International Power PLC	814,200	4,284,296
TXU Corp.	214,300	12,812,997
		58,604,258
Multi-Utilities - 0.1%
National Grid PLC	1,510,100	16,339,082
Veolia Environnement	94,200	4,869,431
		21,208,513
TOTAL UTILITIES		127,116,805
TOTAL COMMON STOCKS (Cost $11,876,106,519)		16,718,570,170
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25%	794,300	14,543,633
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,178,303)		14,543,633
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 5.11% (b)	1,893,844,963	1,893,844,963
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	131,451,808	131,451,808
TOTAL MONEY MARKET FUNDS (Cost $2,025,296,771)	2,025,296,771
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $13,914,581,593)	18,758,410,574
NET OTHER ASSETS - (1.2)%	(222,746,692)
NET ASSETS - 100%	$ 18,535,663,882
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,657,888 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,492,834 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
US Gold Corp. (subscription receipt)	2/8/06	$ 2,624,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,441,990
Fidelity Securities Lending Cash Central Fund	1,558,969
Total	$ 40,000,959
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.4%
Canada	6.1%
United Kingdom	3.3%
Bermuda	2.6%
Switzerland	2.3%
Netherlands Antilles	1.7%
Mexico	1.6%
Japan	1.4%
Korea (South)	1.3%
Ireland	1.1%
Others (individually less than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $129,171,870) - See accompanying schedule: Unaffiliated issuers (cost $11,889,284,822)	$ 16,733,113,803
Affiliated Central Funds (cost $2,025,296,771)	2,025,296,771
Total Investments (cost $13,914,581,593)		$ 18,758,410,574
Cash		265,426
Foreign currency held at value (cost $608,661)		608,664
Receivable for investments sold		83,965,062
Receivable for fund shares sold		15,917,790
Dividends receivable		12,840,112
Interest receivable		8,511,655
Prepaid expenses		28,463
Other receivables		602,288
Total assets		18,881,150,034

Liabilities
Payable for investments purchased	$ 193,666,168
Payable for fund shares redeemed	8,923,915
Accrued management fee	8,443,030
Distribution fees payable	1,081,122
Other affiliated payables	1,333,142
Other payables and accrued expenses	586,967
Collateral on securities loaned, at value	131,451,808
Total liabilities		345,486,152

Net Assets		$ 18,535,663,882
Net Assets consist of:
Paid in capital		$ 12,750,359,659
Undistributed net investment income		57,487,138
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		884,051,643
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,843,765,442
Net Assets		$ 18,535,663,882

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($11,279,599,350 ÷ 354,435,900 shares)	$ 31.82

Service Class: Net Asset Value, offering price and redemption price per share ($2,641,337,075 ÷ 83,253,950 shares)	$ 31.73

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,369,869,673 ÷ 138,840,426 shares)	$ 31.47

Service Class 2R: Net Asset Value, offering price and redemption price per share ($23,038,292 ÷ 734,208 shares)	$ 31.38

Investor Class: Net Asset Value, offering price and redemption price per share $221,819,492 ÷ 6,983,162 shares)	$ 31.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Contrafund Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 82,887,190
Interest		526,635
Income from affiliated Central Funds (including $1,558,969 from security lending)		40,000,959
Total income		123,414,784

Expenses
Management fee	$ 51,430,056
Transfer agent fees	6,189,565
Distribution fees	6,184,080
Accounting and security lending fees	892,890
Independent trustees' compensation	34,411
Appreciation in deferred trustee compensation account	8,318
Custodian fees and expenses	843,497
Registration fees	85,937
Audit	78,652
Legal	103,453
Interest	17,744
Miscellaneous	368,974
Total expenses before reductions	66,237,577
Expense reductions	(949,972)	65,287,605
Net investment income (loss)		58,127,179
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $78,539)	905,954,714
Foreign currency transactions	314,841
Total net realized gain (loss)		906,269,555
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $65,498)	(284,143,033)
Assets and liabilities in foreign currencies	(45,837)
Total change in net unrealized appreciation (depreciation)		(284,188,870)
Net gain (loss)		622,080,685
Net increase (decrease) in net assets resulting from operations		$ 680,207,864

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,127,179	$ 85,893,455
Net realized gain (loss)	906,269,555	864,233,097
Change in net unrealized appreciation (depreciation)	(284,188,870)	1,358,561,074
Net increase (decrease) in net assets resulting from operations	680,207,864	2,308,687,626
Distributions to shareholders from net investment income	(84,638,964)	(34,307,236)
Distributions to shareholders from net realized gain	(162,212,467)	(2,452,648)
Total distributions	(246,851,431)	(36,759,884)
Share transactions - net increase (decrease)	1,143,350,828	1,801,725,122
Redemption fees	8,189	5,695
Total increase (decrease) in net assets	1,576,715,450	4,073,658,559

Net Assets
Beginning of period	16,958,948,432	12,885,289,873
End of period (including undistributed net investment income of $57,487,138 and undistributed net investment income of $84,552,685, respectively)	$ 18,535,663,882	$ 16,958,948,432

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss) E	.11	.18	.08	.07	.10	.16
Net realized and unrealized gain (loss)	1.13	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	1.24	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.16)	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.45)	(.09) H	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.82	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total Return B, C, D	4.04%	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	.65% A	.64%	.66%	.65%	.64%	.64%
Net investment income (loss)	.71% A	.66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,279,599	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss) E	.10	.16	.06	.05	.08	.14
Net realized and unrealized gain (loss)	1.13	4.30	3.47	5.04	(1.96)	(3.00)
Total from investment operations	1.23	4.46	3.53	5.09	(1.88)	(2.86)
Distributions from net investment income	(.14)	(.06)	(.06)	(.07)	(.14)	(.15)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.43)	(.06) H	(.06)	(.07)	(.14)	(.75)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.73	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total Return B, C, D	4.00%	16.85%	15.34%	28.35%	(9.42)%	(12.36)%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.76%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.75% A	.74%	.76%	.75%	.74%	.74%
Net investment income (loss)	.61% A	.56%	.25%	.24%	.39%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,641,337	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. HTotal distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss) E	.07	.11	.02	.02	.05	.10
Net realized and unrealized gain (loss)	1.12	4.27	3.45	5.02	(1.96)	(2.98)
Total from investment operations	1.19	4.38	3.47	5.04	(1.91)	(2.88)
Distributions from net investment income	(.12)	(.04)	(.05)	(.06)	(.14)	(.16)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.41)	(.04) H	(.05)	(.06)	(.14)	(.76)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.47	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total Return B, C, D	3.91%	16.65%	15.16%	28.20%	(9.60)%	(12.47)%
Ratios to Average Net Assets F
Expenses before reductions	.91% A	.91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.91% A	.91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	.90% A	.89%	.91%	.90%	.90%	.90%
Net investment income (loss)	.46% A	.40%	.10%	.09%	.24%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,369,870	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 30.61	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.07	.11	.02	.02	.03
Net realized and unrealized gain (loss)	1.12	4.27	3.44	5.01	(2.57)
Total from investment operations	1.19	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.13)	(.05)	(.07)	(.08)	-
Distributions from net realized gain	(.29)	(.01)	-	-	-
Total distributions	(.42)	(.06) I	(.07)	(.08)	-
Redemption fees added to paid in capitalE, H	-	-	-	-	-
Net asset value, end of period	$ 31.38	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	3.92%	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before reductions	.91% A	.91%	.93%	.93%	.96% A
Expenses net of fee waivers, if any	.91%A	.91%	.93%	.93%	.96% A
Expenses net of all reductions	.90%A	.89%	.91%	.90%	.92% A
Net investment income (loss)	.46%A	.39%	.10%	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,038	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	77%A	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distribution of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.09	.06
Net realized and unrealized gain (loss)	1.14	2.60
Total from investment operations	1.23	2.66
Distributions from net investment income	(.18)	-
Distributions from net realized gain	(.29)	-
Total distributions	(.47)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 31.76	$ 31.00
Total Return B, C, D	3.99%	9.39%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	.83% A
Expenses net of fee waivers, if any	.79% A	.83% A
Expenses net of all reductions	.77% A	.81% A
Net investment income (loss)	.58% A	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,819	$ 88,673
Portfolio turnover rate	77% A	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,996,203,567
Unrealized depreciation	(177,347,760)
Net unrealized appreciation (depreciation)	$ 4,818,855,807
Cost for federal income tax purposes	$ 13,939,554,767

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,959,089,312 and $6,378,846,229, respectively.

VIP Contrafund Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,321,947
Service Class 2	4,833,742
Service Class 2 R	28,391
$ 6,184,080

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,822,288
Service Class	882,033
Service Class 2	1,321,292
Service Class 2R	7,664
Investor Class	156,288
$ 6,189,565

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,193 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $25,348 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $120,240,000. The weighted average interest rate was 5.31%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $941,727 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,245.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 58,946,784	$ 27,596,709
Service Class	11,374,846	4,430,034
Service Class 2	13,554,670	2,265,082
Service Class 2R	91,830	15,411
Investor Class	670,834	-
Total	$ 84,638,964	$ 34,307,236
From net realized gain
Initial Class	$ 104,235,166	$ 1,724,794
Service Class	23,903,662	402,730
Service Class 2	32,757,120	323,583
Service Class 2R	204,851	1,541
Investor Class	1,111,668	-
Total	$ 162,212,467	$ 2,452,648

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Contrafund Portfolio

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	13,595,688	40,419,583	$ 435,092,294	$ 1,135,988,432
Reinvestment of distributions	5,248,696	1,094,903	163,181,950	29,321,503
Shares redeemed	(22,113,558)	(26,717,231)	(703,614,979)	(748,214,024)
Net increase (decrease)	(3,269,174)	14,797,255	$ (105,340,735)	$ 417,095,911
Service Class
Shares sold	6,112,766	13,881,593	$ 194,983,169	$ 390,402,116
Reinvestment of distributions	1,138,016	180,935	35,278,508	4,832,764
Shares redeemed	(4,938,251)	(12,721,990)	(156,448,616)	(341,955,975)
Net increase (decrease)	2,312,531	1,340,538	$ 73,813,061	$ 53,278,905
Service Class 2
Shares sold	38,767,070	49,771,629	$ 1,222,254,837	$ 1,404,920,897
Reinvestment of distributions	1,505,096	97,538	46,311,790	2,588,665
Shares redeemed	(7,262,939)	(6,228,028)	(227,802,075)	(172,711,539)
Net increase (decrease)	33,009,227	43,641,139	$ 1,040,764,552	$ 1,234,798,023
Service Class 2R
Shares sold	231,255	476,311	$ 7,251,270	$ 13,422,433
Reinvestment of distributions	9,670	640	296,681	16,952
Shares redeemed	(146,964)	(106,287)	(4,577,093)	(2,956,035)
Net increase (decrease)	93,961	370,664	$ 2,970,858	$ 10,483,350
Investor Class
Shares sold	4,180,035	2,862,608	$ 133,035,340	$ 86,146,173
Reinvestment of distributions	57,426	-	1,782,502	-
Shares redeemed	(114,327)	(2,580)	(3,674,750)	(77,240)
Net increase (decrease)	4,123,134	2,860,028	$ 131,143,092	$ 86,068,933

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0806
1.833452.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II: Contrafund Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II: Contrafund Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006